Provisions for expected credit losses/impairment charges (Tables)	12 Months Ended
Sep. 30, 2020
Provisions for expected credit losses
Reconciliation of impairment charges

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Loans and credit commitments:
Business activitiy during the year	195	(170)	207	(183)
Net remeasurement of provision for ECL	3,156	1,136	2,655	1,076
Impairment charges for debt securities at amortised cost	18	—	—	—
Impairment charges for debt securities at FVOCI	2	—	2	—
Recoveries	(193)	(172)	(173)	(143)
Impairment charges (Note 6)	3,178	794	2,691	750

Schedule of impact of COVID-19 to the provision for ECL

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Modelled provision for ECL	5,480	3,801	4,659	3,266
Overlays[1]	652	112	513	112
Total provision for ECL	6,132	3,913	5,172	3,378
1.	Included in 2020 is $577 million related to COVID-19.

Summary of key macroeconomic assumptions for base case scenario

Key macroeconomic assumptions for base case scenario	30 September 2020	30 September 2019
Forecast growth of 2.5% for calendar
Annual GDP	year 2021	Growth of 2.5% over the next 12 months
Commercial property index	Forecast price contraction of 19.3% for	Reduction in the rate of growth of 1.1%
	calendar year 2021	over the next 12 months
Residential property prices	Forecast price contraction of 0.4% for	Return to positive growth of 1% over the
	calendar year 2021	next 12 months
Cash rate	Forecast to remain at 10 bps over	Reduction of 50 bps in the next
	calendar year 2021	12 months
Unemployment rate:
Australia	Forecast to peak at 7.9% (February	Increase to 5.6% over the next
	2021) and fall to 7.5% at December 2021	12 months
Forecast to peak at 7% (December
New Zealand	2020) and then fall to 6.4% at	Reduction of 50 bps in the next
	December 2021	12 months

Summary of the the probability weighted scenarios

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Reported probability-weighted ECL	6,132	3,913	5,172	3,378
100% base case ECL	4,750	2,748	4,051	2,387
100% downside ECL	8,315	7,065	6,956	6,067

Summary of macroeconomic scenario weightings	The following table indicates the weightings applied by the Group and Parent Entity:

Macroeconomic scenario weightings (%)	2020	2019
Upside	5.0	10.0
Base	55.0	62.5
Downside	40.0	27.5

Schedule of loans and the related provision for ECL with COVID-19 support packages

	Consolidated		Parent Entity
		Provision for ECL		Provision for ECL
$m	Gross loans	on loans	Gross loans	on loans
Housing loans
Stage 1	18,053	(17)	14,970	(11)
Stage 2	11,811	(371)	10,779	(339)
Stage 3	93	(12)	46	(4)
Total housing loans	29,957	(400)	25,795	(354)
Personal loans
Stage 1	275	(8)	243	(7)
Stage 2	145	(60)	120	(51)
Stage 3	6	(5)	3	(2)
Total personal loans	426	(73)	366	(60)
Business loans
Stage 1	3,147	(17)	2,846	(17)
Stage 2	1,993	(181)	1,839	(179)
Stage 3	101	(19)	78	(12)
Total business loans	5,241	(217)	4,763	(208)
Total loans
Stage 1	21,475	(42)	18,059	(35)
Stage 2	13,949	(612)	12,738	(569)
Stage 3	200	(36)	127	(18)
Total loans	35,624	(690)	30,924	(622)

Schedule of provisions for impairment charges on loans by industry classification

The following table presents provisions for ECL (as at 30 September 2020 and 2019) and provision for impairment charges (as at 30 September 2018, 2017 and 2016) on loans and credit commitments by industry classification:

Consolidated	2020		2019		2018		2017		2016
	$m	%	$m	%	$m	%	$m	%	$m	%
Australia
Accommodation, cafes and restaurants	222	3.6	75	1.9	62	2.0	67	2.1	95	2.7
Agriculture, forestry and fishing	153	2.5	93	2.4	69	2.3	59	1.9	74	2.1
Construction	268	4.4	148	3.8	93	3.0	86	2.8	86	2.4
Finance and insurance	104	1.7	55	1.4	67	2.2	53	1.7	131	3.7
Manufacturing	193	3.1	111	2.8	196	6.4	164	5.3	278	7.7
Mining	67	1.1	36	0.9	91	3.0	131	4.2	246	6.8
Property	378	6.2	216	5.5	204	6.7	240	7.7	287	8.0
Property services and business services	394	6.4	230	5.9	128	4.2	155	5.0	216	6.0
Services	289	4.7	175	4.5	137	4.5	126	4.0	116	3.2
Trade	394	6.4	242	6.2	199	6.5	183	5.9	213	5.9
Transport and storage	188	3.1	109	2.8	79	2.6	92	2.9	73	2.0
Utilities	34	0.6	17	0.4	13	0.4	15	0.5	9	0.2
Retail lending	2,396	39.1	1,890	48.3	1,200	39.3	1,229	39.4	1,102	30.6
Other	191	3.1	109	2.8	106	3.5	92	2.9	138	3.8
Total Australia	5,271	86.0	3,506	89.6	2,644	86.6	2,692	86.3	3,064	85.1
New Zealand
Accommodation, cafes and restaurants	4	0.1	2	0.1	3	0.1	2	0.1	2	0.1
Agriculture, forestry and fishing	110	1.8	67	1.7	77	2.5	93	3.0	120	3.3
Construction	12	0.2	9	0.2	16	0.5	9	0.3	9	0.2
Finance and insurance	2	—	2	0.1	3	0.1	3	0.1	4	0.1
Manufacturing	45	0.7	14	0.4	26	0.9	24	0.8	53	1.5
Mining	—	—	—	—	1	—	1	—	15	0.4
Property	34	0.6	20	0.5	27	0.9	38	1.2	52	1.4
Property services and business services	7	0.1	5	0.1	8	0.2	11	0.3	21	0.6
Services	13	0.2	9	0.2	9	0.3	14	0.4	13	0.4
Trade	16	0.3	15	0.4	21	0.7	17	0.5	18	0.5
Transport and storage	4	0.1	3	0.1	5	0.2	5	0.2	7	0.2
Utilities	2	-	1	—	2	0.1	3	0.1	4	0.1
Retail lending	352	5.7	173	4.4	130	4.3	130	4.2	125	3.5
Other	8	0.1	7	0.2	1	—	—	—	2	0.1
Total New Zealand	609	9.9	327	8.4	329	10.8	350	11.2	445	12.4
Total other overseas	252	4.1	80	2.0	80	2.6	77	2.5	93	2.5
Total provisions for ECL/
Impairment charges on loans and
credit commitments	6,132	100.0	3,913	100.0	3,053	100.0	3,119	100.0	3,602	100.0

Schedule of net loan write-offs and recoveries, by industry classification

The following table shows details of loan write-offs by industry classifications for the past five years:

Consolidated
$m	2020	2019	2018	2017	2016
Australia
Accommodation, cafes and restaurants	(6)	(12)	(14)	(38)	(17)
Agriculture, forestry and fishing	(13)	(4)	(12)	(10)	(12)
Construction	(16)	(13)	(23)	(30)	(20)
Finance and insurance	(2)	(4)	(4)	(6)	(13)
Manufacturing	(14)	(12)	(12)	(105)	(21)
Mining	(4)	(1)	(14)	(46)	(18)
Property	(49)	(31)	(39)	(76)	(44)
Property services and business services	(16)	(24)	(44)	(203)	(43)
Services	(6)	(7)	(24)	(97)	(36)
Trade	(11)	(62)	(56)	(59)	(30)
Transport and storage	(18)	(14)	(17)	(17)	(48)
Utilities	(4)	(1)	(1)	—	(1)
Retail lending	(873)	(903)	(793)	(898)	(803)
Other	(4)	(10)	(5)	(17)	(13)
Total Australia	(1,036)	(1,098)	(1,058)	(1,602)	(1,119)
New Zealand
Accommodation, cafes and restaurants	—	—	—	—	—
Agriculture, forestry and fishing	—	(2)	—	—	(1)
Construction	—	—	(1)	(1)	(1)
Finance and insurance	—	—	—	—	—
Manufacturing	—	—	—	—	—
Mining	—	—	—	—	—
Property	(4)	—	(13)	(2)	(10)
Property services and business services	—	—	—	—	(2)
Services	—	—	(1)	—	—
Trade	(1)	(2)	(1)	(1)	(1)
Transport and storage	—	—	—	—	—
Utilities	—	—	—	—	—
Retail lending	(31)	(50)	(53)	(49)	(51)
Other	—	—	—	—	(1)
Total New Zealand	(36)	(54)	(69)	(53)	(67)
Total other overseas	(98)	(2)	—	(1)	(3)
Total write-offs	(1,170)	(1,154)	(1,127)	(1,656)	(1,189)

The following table shows details of recoveries of loans by industry classifications for the past five years:

Consolidated
$m	2020	2019	2018	2017	2016
Australia
Accommodation, cafes and restaurants	1	—	1	3	—
Agriculture, forestry and fishing	1	—	—	—	—
Construction	4	1	1	2	1
Finance and insurance	2	—	1	1	34
Manufacturing	1	1	—	2	1
Mining	—	—	1	1	—
Property	3	8	7	10	3
Property services and business services	2	1	1	3	2
Services	1	—	1	—	2
Trade	5	2	2	3	1
Transport and storage	1	1	1	1	1
Utilities	—	—	—	—	—
Retail lending	157	135	139	118	84
Other	—	5	—	5	2
Total Australia	178	154	155	149	131
Total New Zealand	15	18	24	19	6
Total other overseas	—	—	—	—	—
Total recoveries	193	172	179	168	137
Total write-offs	(1,170)	(1,154)	(1,127)	(1,656)	(1,189)
Net write-offs and recoveries	(977)	(982)	(948)	(1,488)	(1,052)

Loans and credit commitments
Provisions for expected credit losses
Summary and changes in the provision for ECL

	2020				2019
			Non-				Non-
Consolidated	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Provision for ECL on loans
Housing	185	742	977	1,904	158	352	591	1,101
Personal	180	362	232	774	232	424	248	904
Business	537	1,433	954	2,924	373	720	510	1,603
Total provision for ECL on loans (Note 12)	902	2,537	2,163	5,602	763	1,496	1,349	3,608
Provisions for ECL on credit commitments
Housing	7	5	—	12	5	2	—	7
Personal	36	46	—	82	36	35	—	71
Business	139	287	10	436	80	141	6	227
Total provision for ECL on credit commitments (Note 27)	182	338	10	530	121	178	6	305
Total provisions for ECL on loans and credit commitments	1,084	2,875	2,173	6,132	884	1,674	1,355	3,913
Of which:
Individually assessed provisions	—	—	611	611	—	—	412	412
Collectively assessed provisions	1,084	2,875	1,562	5,521	884	1,674	943	3,501
Total provisions for ECL on loans and credit commitments	1,084	2,875	2,173	6,132	884	1,674	1,355	3,913
Gross loans and credit commitments	812,450	71,841	11,311	895,602	865,383	37,484	6,851	909,718
Coverage ratio (%)	0.13	4.00	19.21	0.68	0.10	4.47	19.78	0.43

	2020				2019
			Non-				Non-
Parent Entity	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Provision for ECL on loans
Housing	145	630	904	1,679	137	334	557	1,028
Personal	162	297	193	652	200	369	213	782
Business	445	1,154	763	2,362	303	554	436	1,293
Total provision for ECL on loans (Note 12)	752	2,081	1,860	4,693	640	1,257	1,206	3,103
Provision for ECL on credit commitments
Housing	4	5	—	9	4	1	—	5
Personal	28	35	—	63	29	32	—	61
Business	129	269	9	407	74	130	5	209
Total provision for ECL on credit commitments (Note 27)	161	309	9	479	107	163	5	275
Total provisions for ECL on loans and credit commitments	913	2,390	1,869	5,172	747	1,420	1,211	3,378
Of which:
Individually assessed provisions	—	—	520	520	—	—	364	364
Collectively assessed provisions	913	2,390	1,349	4,652	747	1,420	847	3,014
Total provisions for ECL on loans and credit commitments	913	2,390	1,869	5,172	747	1,420	1,211	3,378
Gross loans and credit commitments	712,381	61,822	10,293	784,496	764,311	32,966	6,249	803,526
Coverage ratio (%)	0.13	3.87	18.16	0.66	0.10	4.31	19.38	0.42

The following table reconciles the provisions for ECL on loans and credit commitments for the Group.

Consolidated				Collectively	Individually
	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	2,631	422	3,053
Restatement for adoption of AASB 9	877	1,884	1,272	(2,631)	(422)	980
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	877	1,884	1,272	—	—	4,033
Transfers to Stage 1	1,458	(1,404)	(54)	—	—	—
Transfers to Stage 2	(242)	956	(714)	—	—	—
Transfers to Stage 3	(5)	(621)	626	—	—	—
Business activity during the year	179	(19)	(330)	—	—	(170)
Net remeasurement of provision for ECL	(1,385)	874	1,647	—	—	1,136
Write-offs	—	—	(1,154)	—	—	(1,154)
Exchange rate and other adjustments	2	4	62	—	—	68
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	884	1,674	1,355	—	—	3,913
Transfers to Stage 1	1,578	(1,528)	(50)	—	—	—
Transfers to Stage 2	(345)	1,161	(816)	—	—	—
Transfers to Stage 3	(7)	(955)	962	—	—	—
Business activity during the year	212	60	(77)	—	—	195
Net remeasurement of provision for ECL	(1,233)	2,474	1,915	—	—	3,156
Write-offs	—	—	(1,170)	—	—	(1,170)
Exchange rate and other adjustments	(5)	(11)	54	—	—	38
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	1,084	2,875	2,173	—	—	6,132

The provisions for ECL on loans and credit commitments can be further disaggregated into the following classes:

Consolidated				Collectively	Individually
Housing	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	385	97	482
Restatement for adoption of AASB 9	130	351	501	(385)	(97)	500
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	130	351	501	—	—	982
Transfers to Stage 1	343	(317)	(26)	—	—	—
Transfers to Stage 2	(38)	396	(358)	—	—	—
Transfers to Stage 3	—	(145)	145	—	—	—
Business activity during the year	17	(35)	(141)	—	—	(159)
Net remeasurement of provision for ECL	(289)	104	567	—	—	382
Write-offs	—	—	(119)	—	—	(119)
Exchange rate and other adjustments	—	—	22	—	—	22
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	163	354	591	—	—	1,108
Transfers to Stage 1	566	(542)	(24)	—	—	—
Transfers to Stage 2	(68)	472	(404)	—	—	—
Transfers to Stage 3	—	(276)	276	—	—	—
Business activity during the year	25	(53)	(142)	—	—	(170)
Net remeasurement of provision for ECL	(492)	798	772	—	—	1,078
Write-offs	—	—	(120)	—	—	(120)
Exchange rate and other adjustments	(2)	(6)	28	—	—	20
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	192	747	977	—	—	1,916

Consolidated				Collectively	Individually
Personal	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	761	3	764
Restatement for adoption of AASB 9	263	589	240	(761)	(3)	328
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	263	589	240	—	—	1,092
Transfers to Stage 1	849	(839)	(10)	—	—	—
Transfers to Stage 2	(148)	368	(220)	—	—	—
Transfers to Stage 3	(2)	(350)	352	—	—	—
Business activity during the year	62	(18)	(160)	—	—	(116)
Net remeasurement of provision for ECL	(757)	708	838	—	—	789
Write-offs	—	—	(822)	—	—	(822)
Exchange rate and other adjustments	1	1	30	—	—	32
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	268	459	248	—	—	975
Transfers to Stage 1	744	(732)	(12)	—	—	—
Transfers to Stage 2	(154)	368	(214)	—	—	—
Transfers to Stage 3	(1)	(342)	343	—	—	—
Business activity during the year	35	(37)	(50)	—	—	(52)
Net remeasurement of provision for ECL	(676)	694	617	—	—	635
Write-offs	—	—	(728)	—	—	(728)
Exchange rate and other adjustments	—	(2)	28	—	—	26
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	216	408	232	—	—	856

Consolidated				Collectively	Individually
Business	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	1,485	322	1,807
Restatement for adoption of AASB 9	484	944	531	(1,485)	(322)	152
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	484	944	531	—	—	1,959
Transfers to Stage 1	266	(248)	(18)	—	—	—
Transfers to Stage 2	(56)	192	(136)	—	—	—
Transfers to Stage 3	(3)	(126)	129	—	—	—
Business activity during the year	100	34	(29)	—	—	105
Net remeasurement of provision for ECL	(339)	62	242	—	—	(35)
Write-offs	—	—	(213)	—	—	(213)
Exchange rate and other adjustments	1	3	10	—	—	14
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	453	861	516	—	—	1,830
Transfers to Stage 1	268	(254)	(14)	—	—	—
Transfers to Stage 2	(123)	321	(198)	—	—	—
Transfers to Stage 3	(6)	(337)	343	—	—	—
Business activity during the year	152	150	115	—	—	417
Net remeasurement of provision for ECL	(65)	982	526	—	—	1,443
Write-offs	—	—	(322)	—	—	(322)
Exchange rate and other adjustments	(3)	(3)	(2)	—	—	(8)
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	676	1,720	964	—	—	3,360

The following table reconciles the provision for ECL on loans and credit commitments for the Parent Entity.

Parent Entity				Collectively	Individually
	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	2,238	375	2,613
Restatement for adoption of AASB 9	741	1,605	1,113	(2,238)	(375)	846
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	741	1,605	1,113	—	—	3,459
Transfers to Stage 1	1,191	(1,153)	(38)	—	—	—
Transfers to Stage 2	(220)	860	(640)	—	—	—
Transfers to Stage 3	(3)	(554)	557	—	—	—
Business activity during the year	168	7	(358)	—	—	(183)
Net remeasurement of provision for ECL	(1,130)	654	1,552	—	—	1,076
Write-offs	—	—	(1,023)	—	—	(1,023)
Exchange rate and other adjustments	—	1	48	—	—	49
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	747	1,420	1,211	—	—	3,378
Transfers to Stage 1	1,150	(1,125)	(25)	—	—	—
Transfers to Stage 2	(266)	930	(664)	—	—	—
Transfers to Stage 3	(6)	(773)	779	—	—	—
Business activity during the year	188	64	(45)	—	—	207
Net remeasurement of provision for ECL	(897)	1,880	1,672	—	—	2,655
Write-offs	—	—	(1,105)	—	—	(1,105)
Exchange rate and other adjustments	(3)	(6)	46	—	—	37
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	913	2,390	1,869	—	—	5,172

The provisions for ECL on loans and credit commitments can be further disaggregated into the following classes:

Parent Entity				Collectively	Individually
Housing	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	516	82	598
Restatement for adoption of AASB 9	105	334	402	(516)	(82)	243
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	105	334	402	—	—	841
Transfers to Stage 1	322	(302)	(20)	—	—	—
Transfers to Stage 2	(36)	386	(350)	—	—	—
Transfers to Stage 3	—	(141)	141	—	—	—
Business activity during the year	15	(33)	(127)	—	—	(145)
Net remeasurement of provision for ECL	(265)	91	606	—	—	432
Write-offs	—	—	(115)	—	—	(115)
Exchange rate and other adjustments	—	—	20	—	—	20
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	141	335	557	—	—	1,033
Transfers to Stage 1	376	(365)	(11)	—	—	—
Transfers to Stage 2	(44)	391	(347)	—	—	—
Transfers to Stage 3	—	(233)	233	—	—	—
Business activity during the year	19	(45)	(128)	—	—	(154)
Net remeasurement of provision for ECL	(343)	552	686	—	—	895
Write-offs	—	—	(111)	—	—	(111)
Exchange rate and other adjustments	—	—	25	—	—	25
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	149	635	904	—	—	1,688

Parent Entity				Collectively	Individually
Personal	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	524	3	527
Restatement for adoption of AASB 9	215	540	200	(524)	(3)	428
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	215	540	200	—	—	955
Transfers to Stage 1	635	(633)	(2)	—	—	—
Transfers to Stage 2	(138)	319	(181)	—	—	—
Transfers to Stage 3	(1)	(311)	312	—	—	—
Business activity during the year	62	(11)	(158)	—	—	(107)
Net remeasurement of provision for ECL	(544)	497	753	—	—	706
Write-offs	—	—	(733)	—	—	(733)
Exchange rate and other adjustments	—	—	22	—	—	22
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	229	401	213	—	—	843
Transfers to Stage 1	549	(547)	(2)	—	—	—
Transfers to Stage 2	(131)	313	(182)	—	—	—
Transfers to Stage 3	(1)	(307)	308	—	—	—
Business activity during the year	36	(31)	(43)	—	—	(38)
Net remeasurement of provision for ECL	(492)	503	573	—	—	584
Write-offs	—	—	(699)	—	—	(699)
Exchange rate and other adjustments	—	—	25	—	—	25
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	190	332	193	—	—	715

Parent Entity				Collectively	Individually
Business	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	1,198	290	1,488
Restatement for adoption of AASB 9	421	731	511	(1,198)	(290)	175
Restated provisions for ECL on loans and credit commitments as at 1 October 2018	421	731	511	—	—	1,663
Transfers to Stage 1	234	(218)	(16)	—	—	—
Transfers to Stage 2	(46)	155	(109)	—	—	—
Transfers to Stage 3	(2)	(102)	104	—	—	—
Business activity during the year	91	51	(73)	—	—	69
Net remeasurement of provision for ECL	(321)	66	193	—	—	(62)
Write-offs	—	—	(175)	—	—	(175)
Exchange rate and other adjustments	—	1	6	—	—	7
Total provisions for ECL on loans and credit commitments as
at 30 September 2019	377	684	441	—	—	1,502
Transfers to Stage 1	225	(213)	(12)	—	—	—
Transfers to Stage 2	(91)	226	(135)	—	—	—
Transfers to Stage 3	(5)	(233)	238	—	—	—
Business activity during the year	133	140	126	—	—	399
Net remeasurement of provision for ECL	(62)	825	413	—	—	1,176
Write-offs	—	—	(295)	—	—	(295)
Exchange rate and other adjustments	(3)	(6)	(4)	—	—	(13)
Total provisions for ECL on loans and credit commitments as
at 30 September 2020	574	1,423	772	—	—	2,769

Schedule of provision for impairment charges on loans and credit commitments (AASB 139)

As 2018 comparatives were not restated for the Group’s adoption of AASB 9 in 2019, the following table reconciles the provisions for impairment charges on loans and credit commitments based on the requirements of AASB 139.

Consolidated
$m	2018
Individually assessed provisions
Balance as at beginning of year	480
Provisions raised	371
Write-backs	(150)
Write-offs	(269)
Interest adjustment	(11)
Other adjustments	1
Balance as at end of year	422
Collectively assessed provisions
Balance as at beginning of year	2,639
Provisions raised	668
Write-offs	(858)
Interest adjustment	179
Other adjustments	3
Balance as at end of year	2,631
Total provisions for impairment charges on loans and credit commitments	3,053
Less provision for credit commitments (refer to Note 27)	(239)
Total provision for impairment charges on loans	2,814
1.

Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in OCI (refer to Note 28). There is no reduction of the carrying value of the debt securities which remain at fair value (refer to Note 11).

Debt Securities
Provisions for expected credit losses
Summary and changes in the provision for ECL

The following table reconciles the provision for ECL on debt securities.

			Total
		Debt	investment
	Debt	securities at	securities -
	securities at	amortised	debt
$m	FVOCI[1]	cost	securities
Consolidated
Provision for impairment charges as at 30 September 2018	—	—	—
Restatement for adoption of AASB 9	2	9	11
Restated provision for ECL on investment securities - debt securities as at 1 October 2018	2	9	11
Stage 1 - change in the provision during the year	—	—	—
Total provision for ECL on investment securities - debt securities as at 30 September 2019	2	9	11
Stage 1 - change in the provision during the year	2	(9)	(7)
Stage 2 - change in the provision during the year	—	27	27
Total provision for ECL on investment securities - debt securities as at 30 September 2020	4	27	31
Parent Entity
Provision for impairment charges as at 30 September 2018	—	—	—
Restatement for adoption of AASB 9	2	—	2
Restated provision for ECL on investment securities - debt securities as at 1 October 2018	2	—	2
Stage 1 - change in the provision during the year	—	—	—
Total provision for ECL on investment securities - debt securities as at 30 September 2019	2	—	2
Stage 1 - change in the provision during the year	2	—	2
Stage 2 - change in the provision during the year	—	—	—
Total provision for ECL on investment securities - debt securities as at 30 September 2020	4	—	4